INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current liabilities
Borrowings	$ 47,260,267	$ 119,728,126
Corporate bonds	107,132	25,265,276
Non-current liabilities
Borrowings	59,982,642	38,198,026
Corporate bonds	38,350,225	25,926,536
Amortized cost
Current liabilities
Corporate bonds	107,132	25,265,276
Non-current liabilities
Corporate bonds	38,350,225	25,926,536
Fair value
Current liabilities
Corporate bonds	105,074	22,529,823
Non-current liabilities
Corporate bonds	32,040,284	18,732,545
Bank borrowings
Current liabilities
Borrowings	46,194,472	93,752,214
Non-current liabilities
Borrowings	20,515,091	12,271,490
Bank borrowings | Amortized cost
Current liabilities
Borrowings	46,194,472	93,752,214
Non-current liabilities
Borrowings	20,515,091	12,271,490
Bank borrowings | Fair value
Current liabilities
Borrowings	38,827,378	83,183,234
Non-current liabilities
Borrowings	$ 16,247,035	$ 9,402,501